SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

	Years ended December 31,
Number of common shares (in millions)	2017	2016
Outstanding, beginning of the year	453.8	393.4
Equity issuance	7.9	44.7
Issuance of flow-through common shares	3.4	15.1
Issuance of shares for share-based compensation	0.8	0.6
Outstanding, end of year	465.9	453.8